Allowance for Credit Losses (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 145.0	$ 167.6	$ 178.3
Provision for losses	41.4	61.0	90.8
Charge-offs	(58.9)	(97.8)	(115.2)
Recoveries	13.9	14.5	7.0
Currency translation	(2.4)	(0.3)	6.7
Ending Balance	139.0	145.0	167.6
Dealer wholesale financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	7.5	10.5
Provision for losses	5.8	0.2
Charge-offs	(1.4)	(2.9)
Recoveries		0.3
Currency translation	(0.2)	(0.6)
Ending Balance	11.7	7.5
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	137.5	157.1
Provision for losses	35.6	60.8
Charge-offs	(57.5)	(94.9)
Recoveries	13.9	14.2
Currency translation	(2.2)	0.3
Ending Balance	$ 127.3	$ 137.5